Impairments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Assets [Line Items]
Asset Impairment Charges, Total	$ 2,142	$ 2
Asset Impairment Charges [Abstract]
Long-term real gold price estimate (USD per ounce)			1,252	1,584	1,530	1,113
Average gold price (USD per ounce)	1,455
Maximum [Member]
Asset Impairment Charges [Abstract]
Impairment, Real Pre Tax Rate (Percent)	18.10%
Property, Plant and Equipment, Estimated Useful Lives (Years)	47 years
Minimum [Member]
Asset Impairment Charges [Abstract]
Impairment, Real Pre Tax Rate (Percent)	6.20%
Property, Plant and Equipment, Estimated Useful Lives (Years)	3 years
Scenario, Forecast [Member]
Asset Impairment Charges [Abstract]
Impaired Long-Lived Assets Held and Used, Facts and Circumstances Leading to Impairment	Should the gold price assumption used in 2013 be revised downward for any reason, long-lived assets related to Great Noligwa, Iduapriem, Siguiri, Geita, AngloGold Ashanti Córrego do Sítío Mineração and Cerro Vanguardia are most vulnerable to impairment.
Goodwill, Impaired, Change in Estimate Description	Should the gold price assumption used in 2013 be revised downward for any reason, goodwill related to Mine Waste Solutions is most vulnerable to impairment.
South Africa [Member] | Great Noligwa and Tau Tona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	3	0
Continental Africa [Member]
Impairment Assets [Line Items]
Impairment of goodwill	10	0
Continental Africa [Member] | Mineral rights [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets Held-for-use	49	0
Continental Africa [Member] | Mine infrastructure, development and assets [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets Held-for-use	864	0
Continental Africa [Member] | Acquired properties [Member]
Impairment Assets [Line Items]
Impairment and write-off of acquired properties	562	0
Continental Africa [Member] | Obuasi [Member] | Tailings storage facility [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	5	0
Continental Africa [Member] | Obuasi [Member] | Vehicles and mining equipment [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	2
Continental Africa [Member] | Mongbwalu [Member] | Mine infrastructure, development and assets [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	108	0
Americas [Member]
Impairment Assets [Line Items]
Impairment of goodwill	18	0
Americas [Member] | Mine infrastructure, development and assets [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets Held-for-use	495	0
Americas [Member] | Licences and software [Member]
Impairment Assets [Line Items]
Impairment and write-off of licenses and software	5	0
Americas [Member] | Acquired properties [Member]
Impairment Assets [Line Items]
Impairment and write-off of acquired properties	$ 23	$ 0
Australasia [Member] | Sunrise Dam [Member]
Asset Impairment Charges [Abstract]
Goowill, Real pre-tax discount rate (percent)	10.90%